ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES - Income tax provision (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Accounting Policies [Abstract]
Current Federal Tax
Current State Tax
Change in NOL Benefit					837,000	1,887,000
Valuation allowance					(837,000)	(1,887,000)
Total